Segment Information (Tables)	6 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Schedule Of Reconciliation of Profit Under IFRS And US GAAP

A reconciliation from consolidated trading profit under IFRS to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the three and six months ended June 30, 2014 and 2013 is provided below (in millions).

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Trading Profit under IFRS	$801	$828	$1,311	$1,366
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries and affiliates
Accounting for development costs, net	(82)	(102)	(142)	(165)
Restructuring	(30)	(20)	(42)	(29)
Interest expenses of Industrial Activities, net of interest income and eliminations	(158)	(142)	(299)	(254)
Other	(46)	(36)	(124)	(126)

Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$485	$528	$704	$792

Schedule of Profit By Reportable Segment

The following summarizes trading profit under IFRS by reportable segment (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Agricultural Equipment	$611	$627	$1,053	$1,073
Construction Equipment	34	12	35	(16)
Commercial Vehicles	(39)	8	(113)	(15)
Powertrain	65	53	95	68
Eliminations and Other	(16)	(16)	(35)	(23)

Total Trading profit of Industrial Activities under IFRS	$655	$684	$1,035	$1,087

Financial Services	146	144	276	279

Trading profit under IFRS	$801	$828	$1,311	$1,366

Summary of Operating Segment Information

A summary of additional reportable segment information for the three and six months ended June 30, 2014 and 2013 is as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Revenues:
Agricultural Equipment	$4,436	$4,539	$8,142	$8,483
Construction Equipment	931	939	1,705	1,693
Commercial Vehicles	2,756	2,760	5,110	5,123
Powertrain	1,252	1,103	2,457	2,080
Eliminations and Other	(757)	(760)	(1,533)	(1,496)

Net revenues of Industrial Activities under IFRS	8,618	8,581	15,881	15,883
Financial Services	528	474	1,037	965
Eliminations and Other	(138)	(133)	(266)	(268)

Net revenues under IFRS	9,008	8,922	16,652	16,580
Differences, principally classification proceeds from the final sale of equipment sold under buy-back commitment or leased, net of finance income of Industrial Activities	(97)	(93)	(201)	(200)

Revenues under U.S. GAAP	$8,911	$8,829	$16,451	$16,380